SEGMENTS, GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of financial information with respect to single operating segment
	Six months ended June 30,
	2026	2025
	Unaudited

Total Revenues	4,778	3,541

Less:
Preclinical	7,858	6,659
Clinical	8,824	6,982
SG&A	5,438	4,851
Financial income, net	(3,189)	(2,314)
Taxes on income	12	14
Other segment expenses*	510	1,872

Net loss	(14,675)	(14,523)

*Other segment expense during the six months ended June 30, 2026 and 2025 includes share-based compensation and other adjustments.

Schedule of total revenues and long-lived assets by geographic area
	Six months ended June 30,
	2026	2025
	Unaudited
Revenue from sales to customers:

United States	$4,778	$3,541
Europe	-	-

Total revenues	$4,778	$3,541